Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Short-Term Fund
Supplement	ck0000916622_SupplementTextBlock

TIFF Investment Program (“TIP”)

Supplement dated April 30, 2018

to the Prospectus dated April 30, 2018

TIFF Short-Term Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2017)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees, expenses, or taxes)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below illustrates the changes in the funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | TIFF Short-Term Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | TIFF Short-Term Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994